Related Party Transactions - Schedule of Sales to Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Q Green Techcon Private Limited [Member]
Schedule of Sales to Related Party [Line Items]
Sales to related party	$ 229,600